State Street Institutional Treasury Plus Money Market Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	State Street Institutional Investment Trust
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Jun. 24, 2026